Significant Accounting Policies (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 0	$ 0	$ 76
Business tax	26,692	18,966	14,619
Total advertising expenses	28,960	21,376	17,942
Government subsidies received	971	1,028	251
Aggregate amounts denominated in RMB	$ 400,183	$ 383,572
Land Use Rights [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives